Subsequent Events (Details) - SPRING VALLEY ACQUISITION CORP - USD ($)	Apr. 04, 2022	Mar. 29, 2022	Dec. 13, 2021
SailingStone PIPE Investment
Subsequent Event [Line Items]
Aggregate shares		1,000,000
Aggregate purchase price		$ 10,000,000
Class A Common Stock | Initial Subscription Agreements
Subsequent Event [Line Items]
Aggregate shares			21,300,002
Sale of stock, price per share			$ 0.0001
Aggregate purchase price			$ 211,000,000
Subsequent Event | Additional Subscription Agreement
Subsequent Event [Line Items]
Total anticipated proceeds from the PIPE Investment	$ 235,000,000
Subsequent Event | Class A Common Stock | Additional Subscription Agreement | Nucor
Subsequent Event [Line Items]
Aggregate shares	1,500,000
Aggregate purchase price	$ 15,000,000